Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis Of Presentation

(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners’ consolidated balance sheets, statement of partner’s capital, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Partners’ Annual Report for the year ended December 31, 2017 filed on Form 20-F with the U.S. Securities and Exchange Commission (“SEC”).

Change in Accounting Principle

Change in accounting principles: On January 1, 2018, the Company adopted ASU 2016-18, “Restricted Cash” (“ASU 2016-18”), which updated ASC Topic 230, “Statement of Cash Flows.” ASU 2016-18 required companies to include restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The recognition and measurement guidance for restricted cash is not affected. The Company applied this guidance retrospectively to all prior periods presented in the Company’s financial statements. The reclassification of restricted cash in the statement of cash flows does not impact net income as previously reported or any prior amounts reported on the statements of comprehensive income, or balance sheet. The effect of the retrospective application of this change in accounting principle on the Company’s statement of cash flows for the six month period ended June 30, 2017 resulted in a decrease in net cash provided by operating activities of $444 and a decrease in net cash provided financing activities of $985 with a corresponding decrease in cash and cash equivalents of $1,429. (Please see Note 3).

Principles of consolidation

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include Navios Partners’ wholly owned subsidiaries incorporated under the laws of Marshall Islands, Malta, and Liberia from their dates of incorporation or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these interim condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Investments in Affiliates

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method: In the consolidated financial statements of Navios Partners, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Containers and its subsidiaries (ownership interest as of June 30, 2018 was 36.0%); (ii) Navios Europe I and its subsidiaries (ownership interest as of June 30, 2018 was 5.0%); and (iii) Navios Europe II and its subsidiaries (ownership interest as of June 30, 2018 was 5.0%).

Subsidiaries

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity.

The accompanying consolidated financial statements include the following entities:

		Country of	Statements of operations
Company name	Vessel name	incorporation	2018	2017
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Gemini Shipping Corporation(1)	Navios Gemini S	Marshall Is.	—	1/01 – 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Palermo Shipping S.A.(2)	Navios Apollon	Marshall Is.	—	1/01 – 04/21
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 06/30	1/01 – 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Perigiali Navigation Limited	Navios Beaufiks	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Finian Navigation Co.	Navios Ace	Marshall Is.	1/01 – 06/30	06/09 – 06/30
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 06/30	06/07 – 06/30
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 06/30	—
Casual Shipholding Co.	Navios Sol	Marshall Is.	1/01 – 06/30	—
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 06/30	—
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 06/30	—
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 06/30	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Fairy Shipping Corporation(3)	YM Utmost	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Limestone Shipping Corporation(3)	YM Unity	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Dune Shipping Corp.(4)	MSC Cristina	Marshall Is.	—	1/01 – 01/12
Citrine Shipping Corporation	—	Marshall Is.	—	—
Cavalli Navigation Inc.	—	Marshall Is.	—	—
Seymour Trading Limited	Navios Altair I	Marshall Is.	06/07 – 06/30	—
Goldie Services Company	Navios Symmetry	Marshall Is.	05/21 – 06/30	—
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	05/09 – 06/30	—
Chartered-in vessels
Cavos Navigation Co.	—	Marshall Is.	—	—
Other
Prosperity Shipping Corporation	—	Marshall Is.	—	—
Aldebaran Shipping Corporation	—	Marshall Is.	—	—
JTC Shipping and Trading Ltd.(5)	Holding Company	Malta	1/01 – 06/30	1/01 – 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 06/30	1/01 – 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 06/30	1/01 – 06/30

(1)     The vessel was sold on December 21, 2017 (see Note 4 — Vessels, net).

(2)     The vessel was sold on April 21, 2017 (see Note 4 — Vessels, net).

(3)     The vessel has been classified as held for sale as at June 30, 2018 and was sold on July 2, 2018 (see Note 5 – Vessels held       for sale).

(4)   The vessel was sold on January 12, 2017 (see Note 4 — Vessels, net).

(5)   Not a vessel-owning subsidiary and only holds right to charter-in contracts.

Revenue and Expense Recognition

Revenue Recognition: On January 1, 2018, the Company adopted the provisions of ASC 606, Revenue from Contracts with Customers (ASC 606). The guidance provides a unified model to determine how revenue is recognized. In doing so, the Company makes judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation. Revenue is recognized when (or as) the Company transfers promised goods or services to its customers in amounts that reflect the consideration to which the company expects to be entitled to in exchange for those goods or services, which occurs when (or as) the Company satisfies its contractual obligations and transfers control of the promised goods or services to its customers. Revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company’s contract revenues from time chartering and pooling arrangements are governed by ASC 840 “Leases”. Upon adoption of ASC 606, the timing and recognition of earnings from the pool arrangements and time charter contracts to which the Company is party did not change significantly from previous practice. As a result, the adoption of this standard had no effect on the Company’s opening retained earnings, consolidated balance sheets and consolidated statements of operations.

The Company’s revenues earned under voyage contracts (revenues for the transportation of cargo) were previously recognized ratably over the estimated relative transit time of each voyage. A voyage was deemed to commence when a vessel was available for loading and was deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, the Company will recognize revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. During 2017, no freight voyages existed and therefore, there was no impact on the Company’s results of operations, financial position or cash flows. Revenue from voyage contracts amounted to $3,814 and $0 for the six month periods ended June 30, 2018 and 2017, respectively.

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering of vessels amounted to $104,672 and $88,765 for the six month periods ended June 30, 2018 and 2017, respectively.

Profit sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable.

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report.

Revenue from vessels operating in pooling and profit sharing arrangements amounted to $2,762 and $3,664 for the six month periods ended June 30, 2018 and 2017, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Recent Accounting Pronouncements

Adoption of new accounting standards: On January 1, 2018, the Company adopted ASU No. 2014-09, “Revenue from Contracts with Customers” and the related amendments (“ASC 606” or “the new revenue standard”) using the modified retrospective method, requiring to recognize the cumulative effect of adopting this guidance as an adjustment to the 2018 opening balance of retained earnings and not retrospectively adjusting prior periods.

Under the new guidance, there is a five-step model to apply to revenue recognition. The five-steps consist of: (1) determination of whether a contract, an agreement between two or more parties that creates legally enforceable rights and obligations, exists; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when (or as) the performance obligation is satisfied.

As a result of adoption, there was no cumulative impact to the Company’s retained earnings at January 1, 2018. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The Company expects the impact of the adoption of the new standard to be immaterial to its net income on an ongoing basis. In August 2016, the FASB issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”). This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The Company adopted the new guidance on January 1, 2018 and it did not have a material impact on the consolidated results of operations, financial condition, or cash flows.

Recent Accounting Pronouncements: In January 2017, FASB issued Accounting Standard Update No. 2017-03 “Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323).” The ASU amends the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to our Consolidate Financial Statement was from the September 2016 meeting, where the SEC staff expressed its expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, on revenue (ASU 2014-09), leases (ASU 2016-02) and credit losses on financial instruments (ASU 2016-13) in accordance with SAB Topic 11.M. Registrants are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a registrant cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The ASU incorporates these SEC staff views into ASC 250 and adds references to that guidance in the transition paragraphs of each of the three new standards. The adoption of this new accounting guidance did not have a material effect on the Company’s Consolidated Financial Statements.

In February 2016, FASB issued ASU 2016-02, “Leases (Topic 842)”. ASU 2016-02 will apply to both capital (or finance) leases and operating leases. According to ASU 2016-02, lessees will be required to recognize assets (right of use asset) and liabilities (lease liability) on the balance sheet for both types of leases – capital (or finance) leases and operating leases – with terms greater than 12 months. ASU 2016 – 02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted.

This guidance requires companies to identify lease and non-lease components of a lease agreement. Lease components relate to the right to use the leased asset and non-lease components relate to payments for goods or services that are transferred separately from the right to use the underlying asset. Total lease consideration is allocated to lease and non-lease components on a relative standalone basis. The recognition of revenues related to lease components will be governed by ASC 842 while revenue related to non-lease components will be subject to ASC 606.

In January 2018, the FASB issued a proposed amendment to ASU 842, Leases, that would provide an entity the optional transition method to initially account for the impact of the adoption with a cumulative adjustment to accumulated deficit on the effective date of the ASU, January 1, 2019 rather than January 1, 2017, which would eliminate the need to restate amounts presented prior to January 1, 2019. In addition, this proposed amendment, lessors can elect, as a practical expedient, not to allocate the total consideration to lease and non-lease components based on their relative standalone selling prices. If adopted, this practical expedient will allow lessors to elect a combined single lease component presentation if (i) the timing and pattern of the revenue recognition of the combined single lease component is the same, and (ii) the related lease component and, the combined single lease component would be classified as an operating lease.

ASC 842 provides practical expedients that allow entities to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

The Company plans to adopt the standard on January 1, 2019 and expects to elect the use of practical expedients. If the proposed amendment to ASU 842 is adopted, the Company would elect the transition method for adoption as described above.

The Company has not completed its analysis of this ASU. Based on a preliminary assessment, the Company is expecting that the adoption will not have a material effect on its financial statements since the Company is primarily a lessor and the changes are fairly minor. If the proposed practical expedient mentioned above is adopted and elected, goods and services embedded in the charter contract that qualify as non-lease components will be combined under a single lease component presentation. However, without the proposed practical expedient, the Company expects that it will continue to recognize the lease revenue component using an approach that is substantially equivalent to existing guidance. The components of the charter hire that are categorized as lease components will generally be a fixed rate per day with revenue recognized straight line over the lease contract. Other goods and services that are categorized as non-lease components will be recognized at either a point in time or over time based on the pattern of transfer of the underlying goods or services to our charterers.

The Company is continuing its assessment of other miscellaneous leases and may identify additional impacts this guidance will have on its consolidated financial statements and disclosures. The Company currently does not have any other miscellaneous leases that are greater than 12 months and the Company is the lessee that would be impacted by the adoption of this standard.